Warrants - Common Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance			5,447,940
Warrants Expired	91,025
Warrants, Ending Balance	68,911,099	68,911,099		5,447,940
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding					4 years 2 months 12 days
Common Stock Warrant Exercise Price	$ 45,600
Common Stock Issued In Exchange Of Warrants	1	1
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		13,219,597	5,447,940	274,420
Warrants granted		119,897,500	26,617,714	5,331,520
Warrants Exercised		(5,314,973)	(17,547,639)	(158,000)
Warrants Expired		(91,025)	(1,298,418)	0
Number Of Warrants Extinguished		(58,800,000)
Warrants, Ending Balance	68,911,099	68,911,099	13,219,597	5,447,940	274,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 2.71	$ 4.17	$ 8.00
Weighted Average Exercise Price, Granted		1.18	2.71	3.91
Weighted Average Exercise Price, Exercised		2.53	2.47	0.20
Weighted Average Exercise Price, Expired		10.00	2.48	0
Class Of Warrant Or Right Extinguished In Period Weighted Average Exercise Price		0.25
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 1.80	$ 1.80	$ 2.71	$ 4.17	$ 8.00
Warrants Weighted Average Remainder Contractual Terms Granted		5 years 3 months 18 days	4 years 3 months 18 days	5 years 6 months
Weighted Average Remainder Contractual Term in Years, Exercised			4 years	6 years 7 months 6 days
Weighted Average Remainder Contractual Term in Years, Expired			3 years 4 months 24 days	0 years
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		5 years 1 month 6 days	4 years 8 months 12 days	4 years 10 months 24 days